Form N-1A Supplement	Mar. 31, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated April 1, 2026
to the currently effective Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the iShares Large Cap Accelerated Outcome ETF (TWOX), iShares Large Cap 10% Target Buffer Mar ETF (TENM) and iShares Large Cap Max Buffer Mar ETF (MMAX) (each, a “Fund”)
As described in the Fund’s Prospectus, Summary Prospectus and SAI, each Fund seeks to provide certain outcomes for an investment held over an entire Outcome Period. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
An investment in each Fund over the course of the Outcome Period is subject to such Fund’s Approximate Cap as set forth in the table below.

Fund (Ticker)	Outcome Period	Approximate Cap
iShares Large Cap Accelerated Outcome ETF (TWOX)	Apr. 1, 2026 to Jun. 30, 2026	8.14% (gross of management fee) 8.02% (net of management fee)
iShares Large Cap 10% Target Buffer Mar ETF (TENM)	Apr. 1, 2026 to Mar. 31, 2027	18.89% (gross of management fee) 18.39% (net of management fee)
iShares Large Cap Max Buffer Mar ETF (MMAX)	Apr. 1, 2026 to Mar. 31, 2027	7.02% (gross of management fee) 6.52% (net of management fee)
Each Fund’s Prospectus, Summary Prospectus and SAI are amended to revise all references to the Outcome Period and Approximate Cap, when applicable, to reflect the information above.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Large Cap Max Buffer Mar ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated April 1, 2026
to the currently effective Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the iShares Large Cap Accelerated Outcome ETF (TWOX), iShares Large Cap 10% Target Buffer Mar ETF (TENM) and iShares Large Cap Max Buffer Mar ETF (MMAX) (each, a “Fund”)
As described in the Fund’s Prospectus, Summary Prospectus and SAI, each Fund seeks to provide certain outcomes for an investment held over an entire Outcome Period. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
An investment in each Fund over the course of the Outcome Period is subject to such Fund’s Approximate Cap as set forth in the table below.

Fund (Ticker)	Outcome Period	Approximate Cap
iShares Large Cap Accelerated Outcome ETF (TWOX)	Apr. 1, 2026 to Jun. 30, 2026	8.14% (gross of management fee) 8.02% (net of management fee)
iShares Large Cap 10% Target Buffer Mar ETF (TENM)	Apr. 1, 2026 to Mar. 31, 2027	18.89% (gross of management fee) 18.39% (net of management fee)
iShares Large Cap Max Buffer Mar ETF (MMAX)	Apr. 1, 2026 to Mar. 31, 2027	7.02% (gross of management fee) 6.52% (net of management fee)
Each Fund’s Prospectus, Summary Prospectus and SAI are amended to revise all references to the Outcome Period and Approximate Cap, when applicable, to reflect the information above.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Large Cap Accelerated Outcome ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated April 1, 2026
to the currently effective Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the iShares Large Cap Accelerated Outcome ETF (TWOX), iShares Large Cap 10% Target Buffer Mar ETF (TENM) and iShares Large Cap Max Buffer Mar ETF (MMAX) (each, a “Fund”)
As described in the Fund’s Prospectus, Summary Prospectus and SAI, each Fund seeks to provide certain outcomes for an investment held over an entire Outcome Period. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
An investment in each Fund over the course of the Outcome Period is subject to such Fund’s Approximate Cap as set forth in the table below.

Fund (Ticker)	Outcome Period	Approximate Cap
iShares Large Cap Accelerated Outcome ETF (TWOX)	Apr. 1, 2026 to Jun. 30, 2026	8.14% (gross of management fee) 8.02% (net of management fee)
iShares Large Cap 10% Target Buffer Mar ETF (TENM)	Apr. 1, 2026 to Mar. 31, 2027	18.89% (gross of management fee) 18.39% (net of management fee)
iShares Large Cap Max Buffer Mar ETF (MMAX)	Apr. 1, 2026 to Mar. 31, 2027	7.02% (gross of management fee) 6.52% (net of management fee)
Each Fund’s Prospectus, Summary Prospectus and SAI are amended to revise all references to the Outcome Period and Approximate Cap, when applicable, to reflect the information above.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Large Cap 10% Target Buffer Mar ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated April 1, 2026
to the currently effective Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the iShares Large Cap Accelerated Outcome ETF (TWOX), iShares Large Cap 10% Target Buffer Mar ETF (TENM) and iShares Large Cap Max Buffer Mar ETF (MMAX) (each, a “Fund”)
As described in the Fund’s Prospectus, Summary Prospectus and SAI, each Fund seeks to provide certain outcomes for an investment held over an entire Outcome Period. Capitalized terms have the meanings ascribed to them in each Fund’s Prospectus and SAI.
An investment in each Fund over the course of the Outcome Period is subject to such Fund’s Approximate Cap as set forth in the table below.

Fund (Ticker)	Outcome Period	Approximate Cap
iShares Large Cap Accelerated Outcome ETF (TWOX)	Apr. 1, 2026 to Jun. 30, 2026	8.14% (gross of management fee) 8.02% (net of management fee)
iShares Large Cap 10% Target Buffer Mar ETF (TENM)	Apr. 1, 2026 to Mar. 31, 2027	18.89% (gross of management fee) 18.39% (net of management fee)
iShares Large Cap Max Buffer Mar ETF (MMAX)	Apr. 1, 2026 to Mar. 31, 2027	7.02% (gross of management fee) 6.52% (net of management fee)
Each Fund’s Prospectus, Summary Prospectus and SAI are amended to revise all references to the Outcome Period and Approximate Cap, when applicable, to reflect the information above.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.